Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
JonAthan H. Gaines jonathan.gaines@dechert.com +1 212 641 5600 Direct +1 212 698 0446 Fax

November 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Broadstone Real Estate Access Fund (File Nos. 333-226108 and 811-23360) - Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Broadstone Real Estate Access Fund (the “Fund”), a closed-end management investment company, is Post-Effective Amendment No. 4 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 6 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The filing is being made (i) in connection with the Fund’s annual update to its registration statement to incorporate all supplements that were filed since February 10, 2020 and (ii) to make other changes to the Registration Statement that could be deemed to be material.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.641.5600.

Sincerely,

/s/ Jonathan H. Gaines
Jonathan H. Gaines